Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Revelation Biosciences, Inc. (collectively with its wholly-owned subsidiaries, the “Company” or “Revelation”), formerly known as Petra Acquisition, Inc. (“Petra”), was incorporated in Delaware on November 20, 2019. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities. On August 29, 2021 Petra and Old Revelation signed an agreement and plan of merger (the “Business Combination Agreement”). On January 10, 2022 (the “Closing Date”) the Company consummated its business combination, with Revelation Biosciences Sub, Inc. (“Old Revelation” or “Revelation Sub”), the Company’s wholly owned subsidiary (the “Business Combination”). Since the Business Combination, the Company is a clinical-stage biopharmaceutical company and has been focused on the development and commercialization of immunologic therapeutics and diagnostics.

Business Combination

The Business Combination was accounted for as a reverse recapitalization with Revelation Sub as the accounting acquirer and Petra as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the consolidated financial statements represents the accounts of Revelation Sub as if Revelation Sub is the predecessor to the Company. The common stock and net loss per share, prior to the Merger, have been retroactively restated as common stock and net loss per share reflecting the exchange ratio established in the Business Combination (the “Common Stock Exchange Ratio”).

Petra’s Common Stock, Public Warrants and Units were historically listed on the Nasdaq Capital Market under the symbols “PAIC,” “PAICW” and “PAICU,” respectively. On January 10, 2022, the Company’s units, common stock and warrants were listed on the Nasdaq Capital Market under the symbols “REVBU”, “REVB” and “REVBW”, respectively.-

Unit Separation

On January 13, 2023, the Company’s units were mandatorily separated into one share of common stock and one Public Warrant and ceased trading on the Nasdaq Capital Market (see Note 9).

Reverse Stock Split

On January 30, 2023, the Company filed a Certificate of Amendment of the Third Amended and Restated Certificate of Incorporation (the “Certificate of Amendment”) reflecting the change in authorized shares of common stock from 100,000,000 to 500,000,000 and effecting a reverse stock split as of 12:01 a.m. Eastern Standard Time on February 1, 2023 with a ratio of 1-for-35 (the “Reverse Split”). As a result of the Reverse Split, every 35 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares were outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the Reverse Split ratio, such that fewer shares are subject to such plans. All share numbers included herein have been retroactively adjusted to reflect the 1-for-35 Reverse Split (see Note 10).

NASDAQ Compliance

As previously reported in 2022, the Nasdaq Stock Market (“Nasdaq”) issued delist letters based on the Company’s non-compliance with the bid price and stockholders’ equity requirements for continued listing on the Nasdaq Capital Market, as set forth in Nasdaq Listing Rules 5550(a)(2) and 5550(b)(1), respectively. The Company’s compliance plan was approved by a Nasdaq hearing panel giving the Company until April 18, 2023 to regain compliance. On February 16, 2023, the Company received formal notice from Nasdaq stating that the Company’s common stock will continue to be listed and traded on Nasdaq, due to the Company having regained compliance with the minimum bid price requirement and minimum stockholders’ equity requirement for continued listing on Nasdaq, and all applicable listing standards.

As previously reported on August 8, 2023, the Company received a letter from the Nasdaq notifying the Company of its noncompliance with Nasdaq Listing Rule 5550(a)(2) by failing to maintain a minimum bid price for its common stock of at least $1.00 per share for 30 consecutive business days. The Company has until February 5, 2024, to regain compliance by having a minimum closing bid price of at least $1.00 per share for at least 10 consecutive business days. Additionally, the Company may be eligible for an additional 180 calendar day grace period to regain compliance.

Liquidity and Capital Resources

Going Concern

As of September 30, 2023, the Company had an accumulated deficit of $23.3 million, a stockholders’ equity of $8.8 million and available cash and cash equivalents of $14.0 million. The Company expects to continue to incur significant operating and net losses, as well as negative cash flows from operations, for the foreseeable future as it continues to complete all necessary product development or future commercialization efforts. The Company has never generated revenue and does not expect to generate revenue from product sales unless and until it successfully completes development and obtains regulatory approval for REVTx-300, REVTx-100, REVTx-200, REVTx-99b, REVDx-501 or other product candidates, which the Company expects will not be for at least several years, if ever. The Company does not anticipate that its current cash and cash equivalents balance will be sufficient to sustain operations within one year after the date that the Company’s unaudited financial statements for September 30, 2023 were issued, which raises substantial doubt about its ability to continue as a going concern.

To continue as a going concern, the Company will need, among other things, to raise additional capital resources. The Company plans to seek additional funding through public or private equity or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, it could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect the Company’s business operations.

The unaudited consolidated financial statements for September 30, 2023, have been prepared on the basis that the Company will continue as a going concern, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability for the Company to continue as a going concern.

Basis of Presentation

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). All inter-company transactions and balances have been eliminated in consolidation. Certain amounts previously reported in the financial statements have been reclassified to conform to the current year presentation. Such reclassifications did not affect net loss, stockholders’ equity or cash flows.

1. Organization and Basis of Presentation

Revelation Biosciences, Inc. (collectively with its wholly-owned subsidiaries, the “Company” or “Revelation”), formerly known as Petra Acquisition, Inc. (“Petra”), was incorporated in Delaware on November 20, 2019. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities. On January 10, 2022 (the “Closing Date”) the Company consummated its business combination, with Revelation Biosciences Sub, Inc. (“Old Revelation” or “Revelation Sub”), the Company’s wholly owned subsidiary (the “Business Combination”). Since the Business Combination, the Company is a clinical-stage biopharmaceutical company and has been focused on the development and commercialization of immunologic therapeutics and diagnostics.

The Business Combination was accounted for as a reverse recapitalization with Revelation Sub as the accounting acquirer and Petra as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the audited consolidated financial statements represents the accounts of Revelation Sub as if Revelation Sub is the predecessor to the Company. The common stock and net loss per share, prior to the Merger, have been retroactively restated as common stock and net loss per share reflecting the exchange ratio established in the Business Combination (the “Common Stock Exchange Ratio”).

Petra’s Common Stock, Public Warrants and Units were historically listed on the Nasdaq Capital Market under the symbols “PAIC,” “PAICW” and “PAICU,” respectively. On January 10, 2022, the Company’s units, common stock and warrants were listed on the Nasdaq Capital Market under the symbols “REVBU”, “REVB” and “REVBW”, respectively, (see Note 3).

On January 13, 2023, the Company’s units were mandatorily separated into one share of common stock and one Public Warrant and ceased trading on the Nasdaq Capital Market.

On January 30, 2023, the Company filed a Certificate of Amendment of the Third Amended and Restated Certificate of Incorporation (the “Certificate of Amendment”) reflecting the change in authorized shares of common stock from 100,000,000 to 500,000,000 and effecting a reverse stock split as of 12:01 a.m. Eastern Standard Time on February 1, 2023 with a ratio of 1-for-35 (the “Reverse Split”). As a result of the Reverse Split, every 35 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares will be outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock will automatically be entitled to receive an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans. All share numbers and preferred stock conversion numbers included herein have been retroactively adjusted to reflect the 1-for-35 Reverse Split. (See Note 10).

The Company has incurred recurring losses since its inception, including a net loss of $10.8 million for the year ended December 31, 2022. As of December 31, 2022, the Company had an accumulated deficit of $25.3 million, a stockholders’ equity of $1.1 million and available cash and cash equivalents of $5.3 million. The Company expects to continue to incur significant operating and net losses, as well as negative cash flows from operations, for the foreseeable future as it continues to complete all necessary product development or future commercialization efforts. The Company has never generated revenue and does not expect to generate revenue from product sales unless and until it successfully completes development and obtains regulatory approval for REVTx-300, REVTx-100, REVTx-200, REVTx-99b, REVDx-501 or other product candidates, which the Company expects will not be for at least several years, if ever. Additionally, taking into consideration the net proceeds of approximately $14.0 million received in connection with the public offering completed in February of 2023, the Company does not anticipate that its current cash and cash equivalents balance will be sufficient to sustain operations within one year after the date that the Company’s audited financial statements for December 31, 2022 were issued, which raises substantial doubt about its ability to continue as a going concern.

To continue as a going concern, the Company will need, among other things, to raise additional capital resources. The Company plans to seek additional funding through public or private equity or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, it could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect the Company’s business operations.

The audited consolidated financial statements for December 31, 2022, have been prepared on the basis that the Company will continue as a going concern, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability for the Company to continue as a going concern.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). All inter-company transactions and balances have been eliminated in consolidation. Certain amounts previously reported in the financial statements have been reclassified to conform to the current year presentation. Such reclassifications did not affect net loss, stockholders’ deficit or cash flows.